Goodwill and Other Intangibles - Estimated amortization expense (Details) $ in Millions	Dec. 31, 2017 USD ($)
Estimated amortization expense
2018	$ 196.5
2019	196.2
2020	196.2
2021	195.4
2022	$ 193.6